CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Shares Reserved for Issuance (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares reserved for issuance	270,663,755	277,129,612	273,914,985
Shares reserved for convertible preferred stock outstanding
Common shares reserved for issuance	175,531,186	175,440,744	191,142,894
Shares reserved for warrants to purchase shares of common stock
Common shares reserved for issuance	6,001,639	6,001,639	6,001,639
Shares reserved for warrants to purchase shares of preferred stock
Common shares reserved for issuance	44,205,800	44,296,242	29,624,663
Options issued and outstanding
Common shares reserved for issuance	44,914,082	51,379,939	42,846,649
Shares available for future option grants
Common shares reserved for issuance	11,048	11,048	4,299,140